Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current tax expense/(credit)
Total current tax expense (income) and adjustments for current tax of prior periods	€ 1,018	€ 950	€ 757
Total deferred tax (credit)/expense	(1,897)	3,814	4,180
Total income tax (credit)/expense	(879)	4,764	4,937
Tax on discontinued operations
Tax credit on profit from ordinary activities of discontinued operations	(617)	(973)	(514)
Tax charge relating to the gain on discontinuance	15	95
Total tax credit on discontinued operations	(602)	(878)	(514)
Tax credit relating to impairment	925	840
Tax charged/(credited) directly to other comprehensive income
Current tax	22	(16)	(81)
Deferred tax	70	44	293
Total tax charged directly to other comprehensive income	92	28	212
Tax charged/(credited) directly to equity
Current tax			(8)
Deferred tax	9	(9)	3
Total tax (charged)/credited directly to equity	9	(9)	(5)
United Kingdom
Current tax expense/(credit)
Current year	70	27	(129)
Adjustments in respect of prior years	(5)	(3)	53
Total current tax expense (income) and adjustments for current tax of prior periods	65	24	(76)
Total deferred tax (credit)/expense	39	(16)	(32)
Spectrum Payments	10,300
Overseas
Current tax expense/(credit)
Current year	1,055	961	812
Adjustments in respect of prior years	(102)	(35)	21
Total current tax expense (income) and adjustments for current tax of prior periods	953	926	833
Total deferred tax (credit)/expense	€ (1,936)	€ 3,830	€ 4,212